Stock-based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option expense related to retirement eligibility vesting	$ 64	$ 31	$ 25
Stock option exercisable period - minimum (years)	1 year
Stock option exercisable period - maximum (years)	10 years
Weighted-average fair value of stock options at grant date	$ 5.50	$ 8.47	$ 8.38
Total intrinsic value of options exercised	8	7	12
Cash received from option exercises	40	18	31
Actual tax benefit realized for the tax deductions from options exercised	1	2	1
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, authorized shares	32,994,545
Stock based compensation cost	70	96	87
Stock based compensation cost, tax benefit recognized	29	40	35
Unrecognized compensation cost related to nonvested awards	92
Unrecognized compensation cost expected to be recognized for nonvested award over a weighted-average period, years	1 year 6 months
Restricted Stock and Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, authorized shares	20,144,378
Stock based compensation cost	185	134	119
Stock based compensation cost, tax benefit recognized	76	52	46
Unrecognized compensation cost related to nonvested awards	142
Unrecognized compensation cost expected to be recognized for nonvested award over a weighted-average period, years	1 year 8 months 12 days
Stock based compensation, vesting period	3 years
Shares granted	8,595,973
Total fair value of stock based compensation that vested during the period	$ 84	$ 100	$ 96
Restricted Stock Units | Executive Committee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted	817,698	817,698
Subsidiary Long-Term Incentive Plans | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, required service period	3 years
Subsidiary Long-Term Incentive Plans | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, required service period	5 years